Property and Equipment, Net	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 8 — Property and equipment, net

Property and equipment consisted of the following:

	As of March 31
	2022	2023
	HKD	HKD	US$
Leasehold improvements	$154,912	$154,912	$19,735
Furniture and office equipment	131,757	143,656	18,300
Computer software	2,480,000	2,480,000	315,928
Subtotal	2,766,669	2,778,568	353,963
Less: accumulated depreciation	(2,766,669)	(2,768,056)	(352,624)
Total	$-	$10,512	$1,339

Depreciation expense for the years ended March 31, 2023, 2022 and 2021 amounted to HKD 1,387 (US$177), HKD 1,501 and HKD 46,402, respectively.